Expense Example - Class A, C, Inst, Inv, R, R6 Shares - Goldman Sachs Defensive Equity Fund	Sep. 30, 2020 USD ($)
Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	420
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	614
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	1,058
Institutional
Expense Example:
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	423
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	766
Investor
Expense Example:
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	$ 461